Equity (Deficit)	12 Months Ended
Dec. 31, 2025
Disclosure Of Equity [abstract]
Equity (Deficit)	EQUITY (DEFICIT)
A.    Certificates of Contribution “A”
The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.
For the year ended December 31, 2025, Petróleos Mexicanos received Ps. 395,313,191 in Certificates of Contribution “A” from the Mexican Government.
For the year ended December 31, 2024, Petróleos Mexicanos received Ps. 156,509,050 in Certificates of Contribution “A” from the Mexican Government.
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2023	Ps.	1,196,207,416
Increase in Certificates of Contribution “A” during 2024	156,509,050
Certificates of Contribution “A” as of December 31, 2024	Ps.	1,352,716,466
Increase in Certificates of Contribution “A” during 2025	395,313,191
Certificates of Contribution “A” as of December 31, 2025	Ps.	1,748,029,657

Mexican Government contributions made in the form of Certificates of Contribution “A” during 2025 totaled Ps.395,313,191 and were designated for the strengthening of Petróleos Mexicanos’ financial position and for the
“Proyecto Aprovechamiento de Residuales” (Waste Utilization Project) in the Salina Cruz Refinery, as follows:

Date	Strengthening of financial position
January 10,	Ps.	20,382,300
January 10,	1,803,442
February 7,	15,000,000
February 19,	23,532,337
March 19,	19,284,494
April 21,	7,930,143
May 2,	2,905,392
June 2,	3,700,830
July 1,	5,256,579
July 22,	10,511,768
August 11,	3,548,535
August 25 (1),	3,422,870
August 25 (1),	1,130,818
August 25 (1),	1,084,248
September 25,	145,783,855
September 25,	107,984,484
September 26(1),	1,862,240
September 26(1),	1,616,119
September 26(1),	3,360,425
October 27(1),	5,302,977
October 27(1),	121,037
November 27(1),	1,023,555
November 27(1),	2,220,543
November 27(2),	2,342,950
December 24,	2,995,311
December 24,	821,577
December 24,	384,362
Total	Ps.	395,313,191
(1) Includes financing to the Waste Utilization Project at the Miguel Hidalgo and Salina Cruz refineries.
(2) Includes capital contributions for PTI ID.
B.    Mexican Government contributions
During 2025 and 2024, there were no Mexican Government contributions apart from Certificates of Contribution “A”.
C.    Legal reserve
Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.
During 2025 and 2024, there were no changes to the legal reserve.
D.    Accumulated other comprehensive income (loss)
As a result of the discount rate analysis related to employee benefits liability, for the periods ended December 31, 2025 and 2024 PEMEX recognized net actuarial (loss) and gains and in other comprehensive results, net of deferred income tax for Ps. (173,642,194) and Ps.203,171,826, respectively, which included net of deferred income tax for 2024 of Ps.8,207,274, related to retirement and post-employment benefits. The variation related to retirement and post-employment benefits was the result of a decrease in the discount and return on plan assets rates from 11.28% as of December 31, 2024 to 9.95% as of December 31, 2025.
E.    Accumulated deficit from prior years
PEMEX has recorded negative earnings in the past several years. However, the Ley de Concursos Mercantiles (“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.
F.    Uncertainty related to going concern
The consolidated financial statements have been prepared assuming PEMEX will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, significant doubt about PEMEX’s ability to continue as a going concern exists due to (1) recurring net losses, (2) negative equity and (3) dependence on equity contributions from the Mexican Government, as described below.
Facts and conditions
(1) Recurring net losses

During 2025 and 2024, PEMEX recognized net losses of Ps. (81,665,432) and Ps. (780,587,954), respectively. The recurring net losses in recent years have directly impacted PEMEX’s consolidated financial position and constitute an indicator of uncertainty regarding its ability to generate sufficient resources to fund its operations and meet its financial obligations in the normal course of business. These losses are primarily attributable to PEMEX’s heavy fiscal burden resulting from hydrocarbon extraction duties, including the Welfare Oil Duty effective as of January 1, 2025 (see Note 21), and the insufficiency of operating cash flows to fully fund both operations and capital expenditure programs.

(2) Negative equity

As of December 31, 2025 and 2024, PEMEX has a negative equity of Ps. (1,905,806,170), and Ps. (1,983,775,736), respectively. The negative equity position is a cumulative result of the recurring net losses described above. As of December 31, 2025 and 2024, PEMEX also has negative working capital of Ps. 530,541,020 and Ps. 767,968,661, respectively, and short-term debt principal maturities (including interest payable) of Ps. 345,227,971 as of December 31, 2025. These conditions represent additional factors of uncertainty regarding PEMEX’s ability to continue as a going concern.

(3) Dependence on equity contributions from the Mexican Government

PEMEX’s operational continuity and timely compliance with its financial obligations depend on the recurrence of equity contributions from the Mexican Government. During 2025, PEMEX received equity contributions of Ps. 395,313,191 from the Mexican Government, exceeding the initial expected contributions of Ps. 136,120,300 due to additional support for PEMEX’s liability management strategy. PEMEX has substantial debt, incurred mainly to finance capital investment projects and operating expenses, and in the absence of continued Mexican Government support, PEMEX would be unable to meet its financial obligations as they become due.
PEMEX has budget autonomy, and, in public finance terms, is subject to the cash flows financial balance goals approved in the Decreto de Presupuesto de Egresos de la Federación (“Federal Expenditure Budget Decree”). This represents the difference between its gross revenues (inflows) and its total budgeted expenditures (outflows) including the financial cost of its debt, which is proposed by the SHCP and approved by the Chamber of Deputies. The Federal Budget for 2026 authorized PEMEX to have a financial balance budget of Ps. 263,476,300, and conduct financing activities that do not represent a net debt in terms of public debt greater than Ps. 261,585,290 and other financing activities that do not represent net public debt. These targets are determined considering premises such as the exchange rate and the international price of the Mexican crude oil, and in case of significant fluctuations, the results could impact the goals determined in the budget. This financial balance does not consider the payment of principal during 2026, which PEMEX expects to cover with equity contributions from the Mexican Government.
Other relevant factors
In 2025, certain ratings agencies upgraded PEMEX’s credit rating, mainly driven by PEMEX’s operating performance, liquidity and the Mexican Government’s ability and willingness to provide PEMEX with additional liquidity, as well as fluctuations in crude oil prices and the Mexican Government’s sovereign debt rating. These factors may influence PEMEX’s access to the financial markets, the cost and terms of PEMEX’s new debt and contract renegotiations that PEMEX may carry out during 2026. These conditions have impacted PEMEX’s financial performance.
During 2025, certain credit agencies upgraded the credit ratings of PEMEX. On August 1, 2025, Fitch Ratings upgraded PEMEX’s long-term local and foreign currency issuer default to “BB” from “B+”, removed its Rating Watch Positive and upgraded the rating of its senior unsecured notes outstanding to “BB” from “B+”/”RR4” with a stable outlook. Notwithstanding credit rating upgrades, the rating agencies continue to express certain concerns regarding PEMEX’s operating performance and liquidity position.

Beginning in the second half of 2025, PEMEX implemented a comprehensive liability management strategy which resulted in an approximately 23% reduction in the consolidated financial debt compared to the levels reported as of December 31, 2024. This decrease was primarily attributable to equity contributions from the Mexican Government, other liability management transactions, and prepayments of outstanding indebtedness. Despite these efforts, PEMEX still retains a significant level of financial debt.
As part of its liquidity management strategy, PEMEX implemented a supplier payment program through amended agreements designed to extend payment terms with suppliers and contractors, with the objective of settling balances incurred in 2025 over a period of up to eight years, through quarterly payments of principal and interest. As of December 31, 2025, the restructured amount under this program totaled Ps. 193,033,065.
The combined effect of the above-mentioned events and conditions, in particular the recurring net losses, the negative equity and the dependence on equity contributions from the Mexican Government, indicates significant doubt about PEMEX’s ability to continue as a going concern.
Actions
PEMEX and the Mexican Government are carrying out the following actions, among others, to preserve liquidity and let PEMEX pay its commitments:

The application of the tax credit decree to automotive fuels published in the Official Gazette of the Federation of March 4, 2022, was in effect for 2024 and 2025 and remains in effect through 2026. This decree allows PEMEX to substantially recover from the Mexican Government the difference between the international reference price of gasoline and diesel and the price at which they trade in the domestic market, accounting for inflation.
Pursuant to the Energy Reform Decree, Petróleos Mexicanos is no longer subject to income tax as of November 1, 2024 (and, prior to their dissolution, the former subsidiary entities were also exempt).

Effective January 1, 2025, the Welfare Oil Duty came into effect, consolidating the Profit-Sharing Duty, the Hydrocarbon Extraction Duty and the Hydrocarbon Exploration Duty payable into a single obligation, requiring only provisional and annual tax returns, which is set at a general rate of 30% on oil and fuel production and 11.63% for non-associated gas.

As of December 31, 2025, PEMEX received equity contributions of Ps. 395,313,191 from the Mexican Government, exceeding the initial expected contributions of Ps.136,120,300 due to the additional support granted by the Mexican Government in connection with PEMEX’s liability management strategy. These contributions were used to strengthen PEMEX’s financial position. The Mexican Government’s Federal Budget for 2026 includes Ps.263,476,317, which will be received during 2026. As of April 15, 2026, PEMEX has received Ps.58,346,391 in capital contributions.

Additionally, during 2025, PEMEX executed liability management transactions aimed at extending debt maturities and reducing financing costs, in line with its financing strategy. PEMEX’s capacity to refinance its short-term debt depends on factors beyond its control.

In February 2026, PEMEX carried out a refinancing transaction and optimization of its debt maturity profile aimed to address short-term maturities, extending repayment terms, and improving financial conditions, as part of the initiatives implemented to strengthen its liquidity and capital structure.

The Revenue Law for 2026 also authorized PEMEX to incur a net additional indebtedness up to Ps.261,585,290 (Ps.160,619,600 and U.S.$5,342,100), which is considered as public debt by the Mexican Government and may be used to partially cover its financial balance in 2026.

PEMEX reviews and aligns its capital expenditures portfolio in accordance with updated economic assumptions on a periodic basis and giving priority to those projects which increase production in an efficient manner and at the lowest cost.

On August 5, 2025, PEMEX presented its Plan Estratégico 2025–2035 (the “Strategic Plan”), grounded in the principles of energy sovereignty, security and sustainable development, that aims to restore and enhance its operational, financial and institutional conditions in line with Mexico’s national energy policy. The Strategic Plan is structured around an operational strategy, aimed at boosting production across hydrocarbons, petrochemicals and fertilizers while reducing greenhouse gas (GHG) emissions and reinforcing social responsibility; and a capitalization and financing strategy, aimed at strengthening PEMEX’s financial stability through capital structure optimization, debt reduction and restructuring, cost reduction and sustainable financing.

Petróleos Mexicanos is not subject to the Commercial Bankruptcy Law of Mexico and none of PEMEX’s existing financing agreements include any financial covenants that could lead to the demand for immediate payment of its debt due to having negative equity or non-compliance with financial ratios.

PEMEX prepared its consolidated financial statements as of December 31, 2025 and 2024 on a going concern basis. There are conditions that have generated material uncertainty and significant doubt concerning PEMEX’s ability to continue as a going concern, in particular the recurring net losses, the negative working capital and negative equity, and the dependence on equity contributions from the Mexican Government to meet its financial obligations. Those financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.

G.    Non-controlling interest

PEMEX does not currently own all of the shares of PMI CIM and COMESA; therefore, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as “non-controlling interest.”
As of December 31, 2025, 2024 and 2023 non-controlling interest represented (losses) of Ps. (274,206), Ps. (274,387), and Ps. (116,639), respectively, in PEMEX’s equity (deficit).